6. SHAREHOLDERS EQUITY (DEFICIT) (Details 1) (USD $)				3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2012 Warrants 1	Dec. 31, 2012 Warrants 2	Dec. 31, 2012 Warrants 3	Dec. 31, 2012 Warrants 4	Dec. 31, 2012 Warrants 5	Dec. 31, 2012 Warrants 6	Dec. 31, 2012 Warrants 7
Warrants Outstanding, Ending	7,615,487	4,282,153	0	595,238	449,438	510,204	2,727,273	1,666,667	1,666,667	1,265,823
Warrants Outstanding, Ending Exercise Price	$ 0.45	$ 0.70	$ 0.00	$ 1.26	$ 1.34	$ 1.47	$ 0.33	$ 0.18	$ 0.09	$ 0.12
Warrant Expiration Date				Oct. 05, 2013	Jan. 25, 2014	Feb. 23, 2014	Aug. 09, 2014	Feb. 21, 2015	Sep. 20, 2015	Oct. 03, 2015